Segment reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment reporting

For the years ended December 31,

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
For the Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	$179,835	$104,691	$116,084	$365	$400,975

2009
Net revenues	$278,082	$155,406	$162,470	$38,225	$634,183
Cost of revenues	(122,979)	(67,963)	(59,702)	(29,675)	(280,319)

Gross profit	$155,103	$87,443	$102,768	$8,550	$353,864

Net Revenues Attributable by Country of Domicile

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by country of domicile, the United States of America and other countries are as follows:

	Years Ended December 31,
	2009	2010	2011
Net revenues:
PRC	$292,607	$293,435	$374,312
United States Europe (Note a)	105,259 75,574	104,814 87,720	136,689 91,046
Other countries (Note a)	160,743	218,340	278,696

Total consolidated net revenues	$634,183	$704,309	$880,743

Long-Lived Assets Located at Respective Geographic Areas

Long-lived assets located at the respective geographic areas are as follows:

	Year Ended December 31,
	2010	2011
Long-lived assets
PRC	$219,467	$259,685
United States	29,173	28,338
Other countries	5,075	5,201

Total consolidated assets	$253,715	$293,224